Document and Entity Information	Feb. 08, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Inspirato Inc
Entity Address, State or Province	CO
Amendment Flag	true
Entity Central Index Key	0001820566
Document Type	8-K/A
Document Period End Date	Feb. 08, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39791
Entity Tax Identification Number	85-2426959
Entity Address, Address Line One	1544 Wazee Street
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	586-7771
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by Inspirato Incorporated (the “Company”) on February 14, 2022 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 1 amends (i) Item 9.01(a) in the Original Report to include the audited consolidated financial statements of Inspirato LLC as of and for the years ended December 31, 2021 and 2020 and related notes and Management’s Discussion and Analysis of Financial Condition and Results of Operations of Inspirato LLC for the year ended December 31, 2021 and (ii) Item 9.01(b) in the Original Report to include the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2021. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Class 160 A Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	ISPO
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	ISPOW
Security Exchange Name	NASDAQ